Calvert
Short Duration Income Fund
December 31, 2025
Schedule of Investments (Unaudited)

Asset-Backed Securities — 24.4%

Security	Principal Amount* (000's omitted)	Value
AASET, Series 2024-1A, Class A1, 6.261%, 5/16/49(1)	7,826	$ 8,052,718
Ally Bank Auto Credit-Linked Notes:
Series 2025-B, Class A2, 4.305%, 9/15/33(1)	6,477	6,496,125
Series 2025-B, Class B, 4.501%, 9/15/33(1)	7,997	8,031,753
ALTDE Trust, Series 2025-1A, Class A, 5.90%, 8/15/50(1)	2,183	2,235,138
Amur Equipment Finance Receivables XII LLC, Series 2023-1A, Class A2, 6.09%, 12/20/29(1)	369	371,892
Amur Equipment Finance Receivables XIII LLC, Series 2024-1A, Class A2, 5.38%, 1/21/31(1)	2,352	2,379,390
Auxilior Term Funding LLC:
Series 2023-1A, Class A2, 6.18%, 12/15/28(1)	1,183	1,188,564
Series 2024-1A, Class A2, 5.84%, 3/15/27(1)	425	425,378
BHG Securitization Trust:
Series 2021-B, Class B, 1.67%, 10/17/34(1)	1,904	1,886,563
Series 2024-1CON, Class A, 5.81%, 4/17/35(1)	1,448	1,481,568
Castlelake Aircraft Structured Trust:
Series 2025-1A, Class A, 5.783%, 2/15/50(1)	17,796	18,105,243
Series 2025-2A, Class B, 6.303%, 8/15/50(1)	2,729	2,758,769
Chase Auto Credit Linked Notes:
Series 2025-1, Class B, 4.753%, 2/25/33(1)	8,862	8,933,812
Series 2025-1, Class C, 4.851%, 2/25/33(1)	3,585	3,612,861
Chesapeake Funding II LLC, Series 2024-1A, Class A1, 5.52%, 5/15/36(1)	4,551	4,606,649
Cloud Capital Holdco LP, Series 2024-1A, Class A2, 5.781%, 11/22/49(1)	10,545	10,630,856
Coinstar Funding LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47(1)	9,923	11,352,112
Cologix Data Centers U.S. Issuer LLC:
Series 2021-1A, Class A2, 3.30%, 12/26/51(1)	14,080	13,843,563
Series 2021-1A, Class B, 3.79%, 12/26/51(1)	12,235	11,921,539
Crockett Partners Equipment Co. IIA LLC, Series 2024-1C, Class A, 6.05%, 1/20/31(1)	5,132	5,227,976
Crossroads Asset Trust, Series 2024-A, Class A2, 5.90%, 8/20/30(1)	2,171	2,194,317
DataBank Issuer II LLC, Series 2025-1A, Class A2, 5.18%, 9/27/55(1)	10,515	10,377,808
DataBank Issuer LLC, Series 2021-2A, Class A2, 2.40%, 10/25/51(1)	6,085	5,963,825
DB Master Finance LLC:
Series 2017-1A, Class A2II, 4.03%, 11/20/47(1)	3,602	3,581,917
Series 2021-1A, Class A2I, 2.045%, 11/20/51(1)	9,029	8,860,327
Diamond Infrastructure Funding LLC:
Series 2021-1A, Class A, 1.76%, 4/15/49(1)	5,250	5,103,881
Series 2021-1A, Class B, 2.355%, 4/15/49(1)	3,000	2,923,295
Series 2021-1A, Class C, 3.475%, 4/15/49(1)	1,499	1,455,873
Diamond Issuer LLC, Series 2021-1A, Class A, 2.305%, 11/20/51(1)	13,011	12,494,223
Driven Brands Funding LLC:
Series 2019-2A, Class A2, 3.981%, 10/20/49(1)	12,874	12,794,924
Series 2020-1A, Class A2, 3.786%, 7/20/50(1)	1,798	1,771,942
Security	Principal Amount* (000's omitted)	Value
Driven Brands Funding LLC: (continued)
Series 2020-2A, Class A2, 3.237%, 1/20/51(1)	4,089	$ 3,966,519
Enterprise Fleet Financing LLC:
Series 2023-1, Class A2, 5.51%, 1/22/29(1)	984	985,113
Series 2024-1, Class A2, 5.23%, 3/20/30(1)	2,426	2,444,938
FHF Issuer Trust:
Series 2023-2A, Class A2, 6.79%, 10/15/29(1)	2,172	2,188,618
Series 2024-1A, Class A2, 5.69%, 2/15/30(1)	1,057	1,064,007
FIGRE Trust:
Series 2025-FL1, Class A1, 5.265% to 7/25/28, 7/25/55(1)(2)	6,508	6,558,989
Series 2025-FL2, Class A1, 5.053% to 12/25/28, 11/25/55(1)(2)	3,851	3,862,045
Gilead Aviation LLC, Series 2025-1A, Class A, 5.789%, 3/15/50(1)	6,065	6,168,453
GLS Auto Select Receivables Trust:
Series 2023-2A, Class A2, 6.37%, 6/15/28(1)	705	708,606
Series 2024-1A, Class A2, 5.24%, 3/15/30(1)	2,219	2,233,695
Series 2024-2A, Class A2, 5.58%, 6/17/30(1)	709	716,962
Goddard Funding LLC, Series 2024-1A, Class A2, 6.834%, 10/30/54(1)	9,241	9,478,332
GoodLeap Sustainable Home Solutions Trust, Series 2021-5CS, Class A, 2.31%, 10/20/48(1)	1,282	1,069,826
GS Mortgage-Backed Securities Trust, Series 2025-HE1, Class A1, 5.424%, (30-day SOFR Average + 1.55%), 10/25/55(1)(3)	6,279	6,298,678
Horizon Aircraft Finance II Ltd., Series 2019-1, Class A, 3.721%, 7/15/39(1)	1,249	1,228,236
Horizon Aircraft Finance III Ltd., Series 2019-2, Class A, 3.425%, 11/15/39(1)	2,266	2,216,017
Horizon Aircraft Finance IV Ltd., Series 2024-1, Class A, 5.375%, 9/15/49(1)	8,156	8,255,631
Jersey Mike's Funding, Series 2021-1A, Class A2I, 2.891%, 2/15/52(1)	11,313	11,156,295
LAD Auto Receivables Trust, Series 2024-1A, Class A3, 5.23%, 1/18/28(1)	1,338	1,340,011
Lendbuzz Securitization Trust:
Series 2024-1A, Class A2, 6.19%, 8/15/29(1)	2,831	2,847,418
Series 2024-3A, Class A2, 4.97%, 10/15/29(1)	3,932	3,933,905
Series 2025-1A, Class A2, 5.10%, 10/15/30(1)	4,848	4,850,019
Series 2025-2A, Class A2, 5.18%, 5/15/30(1)	14,447	14,519,377
Series 2025-2A, Class B, 5.13%, 11/15/30(1)	4,785	4,817,520
LoanDepot GMSR Trust, Series 2025-GT1, Class A, 6.584%, (1 mo. SOFR + 2.85%), 5/16/30(1)(3)	9,720	9,743,684
Lunar Aircraft Ltd.:
Series 2020-1A, Class B, 4.335%, 2/15/45(1)	433	429,181
Series 2020-1A, Class C, 6.413%, 2/15/45(1)	32	32,192
Marlette Funding Trust:
Series 2025-1A, Class B, 4.95%, 7/16/35(1)	13,389	13,463,818
Series 2025-1A, Class C, 5.26%, 7/16/35(1)	4,493	4,531,278
Mercury Financial Credit Card Master Trust, Series 2024-2A, Class A, 6.56%, 7/20/29(1)	13,410	13,485,991

Calvert
Short Duration Income Fund
December 31, 2025
Schedule of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Mission Lane Credit Card Master Trust, Series 2025-C, Class A, 4.78%, 12/16/30(1)	6,750	$ 6,786,026
MMP Capital LLC, Series 2025-A, Class A, 5.36%, 12/15/31(1)	3,641	3,675,199
Mosaic Solar Loan Trust:
Series 2018-1A, Class B, 2.00%, 6/22/43(1)	2,109	1,756,616
Series 2019-2A, Class B, 3.28%, 9/20/40(1)	1,214	1,090,118
Series 2020-1A, Class B, 3.10%, 4/20/46(1)	495	433,662
Series 2020-2A, Class A, 1.44%, 8/20/46(1)	2,466	2,096,272
Series 2020-2A, Class B, 2.21%, 8/20/46(1)	1,900	1,587,333
Series 2021-1A, Class B, 2.05%, 12/20/46(1)	2,663	2,153,442
Series 2021-3A, Class A, 1.44%, 6/20/52(1)	4,026	3,350,603
Series 2022-2A, Class C, 5.95%, 1/21/53(1)	9,530	1,920,950
MVW LLC, Series 2020-1A, Class A, 1.74%, 10/20/37(1)	166	163,066
Navigator Aviation Ltd., Series 2024-1, Class A, 5.40%, 8/15/49(1)	7,824	7,871,427
Navistar Financial Dealer Note Master Owner Trust II, Series 2025-1, Class A, 4.18%, 9/25/30(1)	2,804	2,817,330
Neighborly Issuer LLC:
Series 2021-1A, Class A2, 3.584%, 4/30/51(1)	6,494	6,239,913
Series 2023-1A, Class A2, 7.308%, 1/30/53(1)	3,496	3,547,076
Newtek Small Business Loan Trust, Series 2023-1, Class A, 6.25%, (U.S. (Fed) Prime Rate - 0.50%), 7/25/50(1)(3)	4,351	4,394,298
NextGear Floorplan Master Owner Trust, Series 2024-1A, Class A2, 5.12%, 3/15/29(1)	4,615	4,680,801
NRZ Excess Spread-Collateralized Notes:
Series 2021-FHT1, Class A, 3.104%, 7/25/26(1)	494	488,508
Series 2021-GNT1, Class A, 3.474%, 11/25/26(1)	3,239	3,186,859
Series 2024-FNT1, Class A, 7.398%, 11/25/31(1)	3,983	4,057,765
OBX Trust, Series 2025-HE1, Class A1, 5.474%, (30-day SOFR Average + 1.60%), 2/25/55(1)(3)	9,452	9,520,585
Octane Receivables Trust:
Series 2023-1A, Class A, 5.87%, 5/21/29(1)	1	1,274
Series 2024-3A, Class A2, 4.94%, 5/20/30(1)	4,122	4,145,818
OneMain Financial Issuance Trust:
Series 2021-1A, Class B, 1.95%, 6/16/36(1)	8,316	7,882,456
Series 2022-2A, Class B, 5.24%, 10/14/34(1)	3,910	3,923,581
Series 2022-S1, Class A, 4.13%, 5/14/35(1)	3,258	3,257,834
Oportun Funding Trust, Series 2024-3, Class B, 5.48%, 8/15/29(1)	1,550	1,553,295
Oportun Issuance Trust:
Series 2021-B, Class A, 1.47%, 5/8/31(1)	786	772,058
Series 2021-B, Class B, 1.96%, 5/8/31(1)	527	518,684
Series 2021-C, Class A, 2.18%, 10/8/31(1)	5,590	5,499,527
Series 2021-C, Class B, 2.67%, 10/8/31(1)	3,824	3,766,804
Series 2025-A, Class A, 5.01%, 2/8/33(1)	8,817	8,817,265
Series 2025-A, Class B, 5.30%, 2/8/33(1)	3,088	3,087,619
Series 2025-C, Class B, 4.93%, 7/8/33(1)	3,160	3,166,469
Oscar U.S. Funding XVI LLC, Series 2024-1A, Class A2, 5.48%, 2/10/27(1)	563	564,096
Oscar U.S. Funding XVII LLC, Series 2024-2A, Class A2, 4.63%, 12/10/27(1)	4,114	4,115,775
Security	Principal Amount* (000's omitted)	Value
Pagaya AI Debt Grantor Trust, Series 2025-1, Class A2, 5.156%, 7/15/32(1)	3,916	$ 3,950,740
Pagaya AI Debt Selection Trust, Series 2021-3, Class C, 3.27%, 5/15/29(1)	459	452,961
PEAC Solutions Receivables LLC, Series 2024-1A, Class A2, 5.79%, 6/21/27(1)	2,840	2,863,288
PFS Financing Corp., Series 2024-B, Class A, 4.95%, 2/15/29(1)	7,540	7,622,620
PK ALIFT Loan Funding 3 LP, Series 2024-1, Class A1, 5.842%, 9/15/39(1)	3,416	3,495,584
Planet Fitness Master Issuer LLC, Series 2024-1A, Class A2I, 5.765%, 6/5/54(1)	8,903	9,056,454
Post Road Equipment Finance LLC, Series 2024-1A, Class A2, 5.59%, 11/15/29(1)	1,216	1,221,864
Prodigy Finance CM DAC, Series 2021-1A, Class A, 5.092%, (1 mo. SOFR + 1.364%), 7/25/51(1)(3)	438	436,934
RCKT Trust, Series 2025-2A, Class B, 4.60%, 11/27/34(1)	4,921	4,930,278
Retained Vantage Data Centers Issuer LLC, Series 2023-1A, Class A2A, 5.00%, 9/15/48(1)	8,052	8,035,088
Saluda Grade Alternative Mortgage Trust, Series 2025-LOC5, Class A1A, 5.554%, (1 mo. SOFR + 1.60%), 10/25/55(1)(3)	10,913	10,940,815
Santander Bank Auto Credit-Linked Notes:
Series 2023-A, Class F, 13.752%, 6/15/33(1)	5,595	5,834,831
Series 2025-A, Class B, 4.484%, 1/16/34(1)	4,063	4,075,394
Series 2025-A, Class C, 4.661%, 1/16/34(1)	2,720	2,728,128
ServiceMaster Funding LLC:
Series 2020-1, Class A2I, 2.841%, 1/30/51(1)	5,341	5,086,684
Series 2021-1, Class A2I, 2.865%, 7/30/51(1)	4,015	3,768,455
Servpro Master Issuer LLC, Series 2021-1A, Class A2, 2.394%, 4/25/51(1)	6,026	5,705,265
SERVPRO Master Issuer LLC, Series 2025-1A, Class A2, 5.525%, 10/25/55(1)	6,999	6,987,186
SoFi Consumer Loan Program Trust, Series 2025-2, Class B, 4.97%, 6/25/34(1)	6,555	6,624,866
SpringCastle America Funding LLC, Series 2020-AA, Class A, 1.97%, 9/25/37(1)	5,637	5,331,050
Stream Innovations Issuer Trust, Series 2024-1A, Class A, 6.27%, 7/15/44(1)	2,841	2,956,262
Subway Funding LLC:
Series 2024-3A, Class A2I, 5.246%, 7/30/54(1)	5,406	5,396,233
Series 2024-3A, Class A2II, 5.566%, 7/30/54(1)	2,072	2,059,482
Sunnova Helios II Issuer LLC, Series 2021-B, Class B, 2.01%, 7/20/48(1)	6,625	4,931,357
Sunnova Helios IV Issuer LLC, Series 2020-AA, Class A, 2.98%, 6/20/47(1)	2,418	2,153,372
Sunnova Helios IX Issuer LLC, Series 2022-B, Class A, 5.00%, 8/20/49(1)	3,371	2,964,180
Sunnova Helios V Issuer LLC:
Series 2021-A, Class A, 1.80%, 2/20/48(1)	890	704,286
Series 2021-A, Class B, 3.15%, 2/20/48(1)	1,857	831,277

Calvert
Short Duration Income Fund
December 31, 2025
Schedule of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Sunnova Sol II Issuer LLC, Series 2020-2A, Class B, 5.47%, 11/1/55(1)		6,630	$ 5,322,437
Sunrun Demeter Issuer LLC, Series 2021-2A, Class A, 2.27%, 1/30/57(1)		1,582	1,444,208
Tesla Lease Electric Vehicle Securitization LLC, Series 2025-A, Class A3, 4.27%, 11/20/28(1)		9,500	9,555,037
Theorem Funding Trust, Series 2022-3A, Class B, 8.95%, 4/15/29(1)		9,347	9,404,878
Towd Point Mortgage Trust, Series 2025-HE2, Class A1A, 5.224%, (30-day SOFR Average + 1.35%), 9/25/65(1)(3)		6,569	6,585,645
Truist Bank Auto Credit-Linked Notes, Series 2025-1, Class B, 4.728%, 9/26/33(1)		7,107	7,121,593
UPX HIL Issuer Trust, Series 2025-1, Class A, 5.16%, 1/25/47(1)		1,338	1,349,089
Vantage Data Centers Germany Borrower Lux SARL, Series 2025-1A, Class A2, 4.292%, 6/28/50(1)	EUR	8,137	9,669,216
Vantage Data Centers Jersey Borrower SPV Ltd., Series 2024-1A, Class A2, 6.172%, 5/28/39(1)	GBP	2,575	3,557,865
Vantage Data Centers LLC:
Series 2020-2A, Class A2, 1.992%, 9/15/45(1)		10,045	9,569,734
Series 2021-1A, Class A2, 2.165%, 10/15/46(1)		3,661	3,587,325
Vivint Solar Financing VII LLC, Series 2020-1A, Class A, 2.21%, 7/31/51(1)		5,651	5,298,307
Wendy's Funding LLC, Series 2018-1A, Class A2II, 3.884%, 3/15/48(1)		3,099	3,050,079
Westlake Automobile Receivables Trust, Series 2024-1A, Class B, 5.55%, 11/15/27(1)		4,378	4,397,179
Willis Engine Structured Trust IX, Series 2025-B, Class A, 5.159%, 12/15/50(1)		7,127	7,155,559
Willis Engine Structured Trust V:
Series 2020-A, Class B, 4.212%, 3/15/45(1)		539	523,337
Series 2020-A, Class C, 6.657%, 3/15/45(1)		423	417,900
Willis Engine Structured Trust VIII, Series 2025-A, Class A, 5.582%, 6/15/50(1)		7,912	8,051,436
Wingspire Equipment Finance LLC, Series 2024-1A, Class A2, 4.99%, 9/20/32(1)		3,350	3,370,078
Total Asset-Backed Securities (identified cost $690,673,450)			$679,126,395

Collateralized Mortgage Obligations — 11.7%

Security	Principal Amount (000's omitted)	Value
Champs Trust:
Series 2024-1, Class A, 8.465%, 7/25/59(1)(4)	$4,489	$ 4,630,988
Series 2024-2, Class A, 9.60%, 11/25/59(1)(4)	2,784	2,882,584
Series 2024-3, Class A, 8.463%, 1/25/60(1)(4)	2,376	2,468,683
Chase Home Lending Mortgage Trust, Series 2025-11, Class A2, 5.50%, 2/25/56(1)(4)	8,148	8,222,835
CHNGE Mortgage Trust, Series 2023-4, Class A1, 7.573% to 8/25/26, 9/25/58(1)(2)	2,172	2,202,002
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
Series 406, Class F12, 5.174%, (30-day SOFR Average + 1.30%), 10/25/53(3)	$4,270	$ 4,307,205
Series 5397, Class FE, 5.134%, (30-day SOFR Average + 1.26%), 4/25/54(3)	7,776	7,843,562
Series 5410, Class FE, 4.974%, (30-day SOFR Average + 1.10%), 5/25/54(3)	7,493	7,544,000
Series 5438, Class FE, 5.174%, (30-day SOFR Average + 1.30%), 8/25/54(3)	2,994	3,011,352
Series 5443, Class FA, 5.074%, (30-day SOFR Average + 1.20%), 8/25/54(3)	6,761	6,803,903
Series 5460, Class FA, 4.924%, (30-day SOFR Average + 1.05%), 10/25/54(3)	7,333	7,360,362
Series 5461, Class FA, 4.824%, (30-day SOFR Average + 0.95%), 10/25/54(3)	6,240	6,253,338
Series 5483, Class FB, 5.304%, (30-day SOFR Average + 1.43%), 12/25/54(3)	10,514	10,582,314
Series 5499, Class FN, 4.874%, (30-day SOFR Average + 1.00%), 2/25/55(3)	4,620	4,609,677
Series 5499, Class FQ, 5.024%, (30-day SOFR Average + 1.15%), 2/25/55(3)	7,841	7,881,105
Series 5513, Class FA, 4.874%, (30-day SOFR Average + 1.00%), 3/25/55(3)	1,593	1,598,345
Series 5527, Class FA, 4.874%, (30-day SOFR Average + 1.00%), 4/25/55(3)	5,471	5,460,645
Series 5529, Class AF, 4.874%, (30-day SOFR Average + 1.00%), 3/25/55(3)	9,792	9,823,448
Series 5556, Class FA, 5.024%, (30-day SOFR Average + 1.15%), 7/25/55(3)	8,916	8,943,082
Federal Home Loan Mortgage Corp. STACR REMICS Trust:
Series 2021-DNA7, Class B2, 11.674%, (30-day SOFR Average + 7.80%), 11/25/41(1)(3)	2,565	2,701,614
Series 2022-DNA2, Class M1A, 5.174%, (30-day SOFR Average + 1.30%), 2/25/42(1)(3)	1,122	1,127,265
Series 2024-HQA1, Class A1, 5.124%, (30-day SOFR Average + 1.25%), 3/25/44(1)(3)	6,877	6,915,197
Federal National Mortgage Association:
Series 2024-33, Class KF, 4.824%, (30-day SOFR Average + 0.95%), 1/25/54(3)	4,571	4,591,133
Series 2024-79, Class FA, 4.974%, (30-day SOFR Average + 1.10%), 11/25/54(3)	4,581	4,584,177
Series 2025-18, Class WF, 4.974%, (30-day SOFR Average + 1.10%), 9/25/54(3)	9,248	9,292,467
Series 2025-31, Class FB, 5.024%, (30-day SOFR Average + 1.15%), 6/25/54(3)	6,207	6,228,697
Series 2025-63, Class FA, 5.024%, (30-day SOFR Average + 1.15%), 8/25/55(3)	12,707	12,754,426
Series 2025-75, Class FA, 4.924%, (30-day SOFR Average + 1.05%), 9/25/55(3)	11,711	11,736,042
Series 2025-109, Class FC, 5.072%, (30-day SOFR Average + 1.00%), 11/25/54(3)	7,803	7,806,903
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2019-R05, Class 1B1, 8.089%, (30-day SOFR Average + 4.214%), 7/25/39(1)(3)	1,866	1,899,542
Series 2019-R06, Class 2B1, 7.739%, (30-day SOFR Average + 3.864%), 9/25/39(1)(3)	8,752	8,915,290

Calvert
Short Duration Income Fund
December 31, 2025
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association Connecticut Avenue Securities: (continued)
Series 2019-R07, Class 1B1, 7.389%, (30-day SOFR Average + 3.514%), 10/25/39(1)(3)	$7,344	$ 7,495,020
Series 2020-R02, Class 2B1, 6.989%, (30-day SOFR Average + 3.114%), 1/25/40(1)(3)	6,160	6,276,216
Series 2021-R01, Class 1B2, 9.874%, (30-day SOFR Average + 6.00%), 10/25/41(1)(3)	3,995	4,133,384
Government National Mortgage Association:
Series 2023-40, Class FX, 3.948%, (1 mo. SOFR + 0.214%), 9/20/41(3)	11,162	11,026,495
Series 2023-101, Class FM, 4.818%, (30-day SOFR Average + 0.90%), 7/20/53(3)	11,422	11,444,592
Series 2023-116, Class DF, 5.018%, (30-day SOFR Average + 1.10%), 8/20/53(3)	6,009	6,037,262
Series 2024-30, Class LF, 4.918%, (30-day SOFR Average + 1.00%), 2/20/54(3)	3,976	3,986,064
Series 2024-43, Class FB, 4.868%, (30-day SOFR Average + 0.95%), 3/20/54(3)	4,631	4,640,530
Series 2024-146, Class FE, 4.918%, (30-day SOFR Average + 1.00%), 9/20/64(3)	6,247	6,271,669
Series 2024-197, Class GF, 4.918%, (30-day SOFR Average + 1.00%), 12/20/54(3)	4,914	4,930,582
Series 2025-2, Class FB, 4.968%, (30-day SOFR Average + 1.05%), 12/20/54(3)	9,381	9,429,431
Series 2025-134, Class FL, 4.918%, (30-day SOFR Average + 1.00%), 6/20/55(3)	2,565	2,570,705
Series 2025-139, Class FE, 5.018%, (30-day SOFR Average + 1.10%), 8/20/65(3)	6,986	7,011,681
JPMorgan Mortgage Trust:
Series 2023-HE2, Class A1, 5.618%, (30-day SOFR Average + 1.70%), 3/20/54(1)(3)	2,244	2,253,680
Series 2024-HE2, Class A1, 5.118%, (30-day SOFR Average + 1.20%), 10/20/54(1)(3)	869	870,547
LHOME Mortgage Trust:
Series 2023-RTL3, Class A1, 8.00% to 3/25/26, 8/25/28(1)(2)	1,486	1,494,396
Series 2023-RTL4, Class A1, 7.628% to 1/25/26, 11/25/28(1)(2)	3,000	3,012,026
Series 2024-RTL1, Class A1, 7.017% to 8/25/26, 1/25/29(1)(2)	3,440	3,457,400
NRZ Excess Spread-Collateralized Notes, Series 2025-FHT1, Class A, 6.545%, 3/25/32(1)	2,270	2,317,565
PNMAC GMSR Issuer Trust:
Series 2024-GT1, Class A, 6.932%, (1 mo. SOFR + 3.20%), 3/25/29(1)(3)	4,600	4,645,822
Series 2025-GT1, Class A, 6.182%, (1 mo. SOFR + 2.45%), 8/26/30(1)(3)	5,275	5,298,684
PRMI Securitization Trust, Series 2025-CMG1, Class A1, 5.428%, (30-day SOFR Average + 1.50%), 12/25/55(1)(3)	6,135	6,126,885
Provident Funding Mortgage Trust:
Series 2025-3, Class A3, 6.00%, 8/25/55(1)(4)	5,366	5,444,104
Series 2025-5, Class A2, 5.50%, 11/25/55(1)(4)	9,686	9,775,227
Radian Mortgage Capital Trust, Series 2025-J3, Class A16, 6.00%, 12/25/55(1)(4)	3,388	3,434,489
Security	Principal Amount (000's omitted)	Value
Radnor Re Ltd., Series 2023-1, Class M1A, 6.565%, (30-day SOFR Average + 2.70%), 7/25/33(1)(3)	$1,772	$ 1,780,615
Total Collateralized Mortgage Obligations (identified cost $324,454,168)		$ 326,147,254

Commercial Mortgage-Backed Securities — 8.1%

Security	Principal Amount* (000’s omitted)		Value
BAMLL Commercial Mortgage Securities Trust:
Series 2019-BPR, Class DNM, 3.719%, 11/5/32(1)(4)		10,820	$ 9,625,523
Series 2019-BPR, Class ENM, 3.719%, 11/5/32(1)(4)		6,285	5,362,784
BFLD Commercial Mortgage Trust, Series 2025-660F, Class A, 5.25%, (1 mo. SOFR + 1.50%), 11/15/42(1)(3)		5,320	5,343,131
BFLD Mortgage Trust, Series 2024-VICT, Class A, 5.64%, (1 mo. SOFR + 1.89%), 7/15/41(1)(3)		8,247	8,294,419
BOCA Commercial Mortgage Trust, Series 2025-BOCA, Class A, 5.45%, (1 mo. SOFR + 1.60%), 12/15/42(1)(3)		5,491	5,507,296
BPR Trust, Series 2022-SSP, Class A, 6.75%, (1 mo. SOFR + 3.00%), 5/15/39(1)(3)		7,975	7,992,539
BX Trust, Series 2025-GW, Class B, 5.60%, (1 mo. SOFR + 1.85%), 7/15/42(1)(3)		8,110	8,144,720
Caister Finance DAC, Series 1A, Class B, 6.306%, (SONIA + 2.45%), 8/17/35(1)(3)	GBP	5,170	7,026,795
COMM Mortgage Trust, Series 2025-167G, Class A, 5.503%, 8/10/40(1)		3,000	3,014,126
CSMC Trust:
Series 2021-BPNY, Class A, 7.58%, (1 mo. SOFR + 3.829%), 8/15/26(1)(3)		8,845	8,587,734
Series 2022-CNTR, Class A, 7.695%, (1 mo. SOFR + 3.944%), 1/9/25(1)(3)		1,014	672,595
Durst Commercial Mortgage Trust, Series 2025-151, Class D, 6.791%, 8/10/42(1)(4)		3,971	4,111,261
Extended Stay America Trust:
Series 2025-ESH, Class B, 5.35%, (1 mo. SOFR + 1.60%), 10/15/42(1)(3)		3,045	3,054,809
Series 2025-ESH, Class D, 6.35%, (1 mo. SOFR + 2.60%), 10/15/42(1)(3)		3,334	3,363,213
Federal National Mortgage Association, Series 2017-M13, Class A2, 2.935%, 9/25/27(4)		3,750	3,705,133
Federal National Mortgage Association Multifamily Connecticut Avenue Securities Trust:
Series 2019-01, Class M10, 7.239%, (30-day SOFR Average + 3.364%), 10/25/49(1)(3)		2,323	2,364,511
Series 2020-01, Class M10, 7.739%, (30-day SOFR Average + 3.864%), 3/25/50(1)(3)		3,027	3,094,090
FS Commercial Mortgage Trust, Series 2023-4SZN, Class A, 7.066%, 11/10/39(1)		4,304	4,383,452
Great Wolf Trust, Series 2024-WOLF, Class A, 5.292%, (1 mo. SOFR + 1.542%), 3/15/39(1)(3)		9,312	9,336,621
GSJP Trust, Series 2025-BEDS, Class A, 5.261%, (1 mo. SOFR + 1.50%), 12/15/42(1)(3)		6,960	6,973,515

Calvert
Short Duration Income Fund
December 31, 2025
Schedule of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value
Hawaii Hotel Trust, Series 2025-MAUI, Class A, 5.143%, (1 mo. SOFR + 1.393%), 3/15/42(1)(3)	5,195	$ 5,206,496
HILT Commercial Mortgage Trust, Series 2024-ORL, Class B, 5.691%, (1 mo. SOFR + 1.941%), 5/15/37(1)(3)	7,000	7,023,092
HLTN Commercial Mortgage Trust:
Series 2024-DPLO, Class A, 5.392%, (1 mo. SOFR + 1.642%), 6/15/41(1)(3)	4,487	4,500,839
Series 2024-DPLO, Class B, 5.741%, (1 mo. SOFR + 1.991%), 6/15/41(1)(3)	6,280	6,306,870
HYT Commercial Mortgage Trust:
Series-2024-RGCY, Class A, 5.592%, (1 mo. SOFR + 1.841%), 9/15/41(1)(3)	6,758	6,780,732
Series-2024-RGCY, Class C, 6.59%, (1 mo. SOFR + 2.84%), 9/15/41(1)(3)	4,186	4,203,228
INTOWN Mortgage Trust, Series 2025-STAY, Class C, 6.00%, (1 mo. SOFR + 2.25%), 3/15/42(1)(3)	13,165	13,208,134
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2014-DSTY, Class B, 3.771%, 6/10/27(1)	4,200	176,400
Series 2014-DSTY, Class C, 3.805%, 6/10/27(1)(4)	1,920	30,238
JW Commercial Mortgage Trust, Series 2024-MRCO, Class B, 5.691%, (1 mo. SOFR + 1.941%), 6/15/39(1)(3)	5,663	5,683,588
NRTH Commercial Mortgage Trust, Series 2025-PARK, Class A, 5.143%, (1 mo. SOFR + 1.393%), 10/15/40(1)(3)	1,845	1,849,398
NYC Trust, Series 2024-3ELV, Class A, 5.741%, (1 mo. SOFR + 1.991%), 8/15/29(1)(3)	7,784	7,818,794
NYO Commercial Mortgage Trust, Series 2021-1290, Class A1, 4.961%, (1 mo. SOFR + 1.209%), 11/15/38(1)(3)	7,050	7,050,811
ORL Trust:
Series 2024-GLKS, Class A, 5.243%, (1 mo. SOFR + 1.493%), 12/15/39(1)(3)	12,874	12,910,381
Series 2024-GLKS, Class B, 5.642%, (1 mo. SOFR + 1.892%), 12/15/39(1)(3)	4,102	4,117,508
Series 2024-GLKS, Class D, 6.541%, (1 mo. SOFR + 2.791%), 12/15/39(1)(3)	3,172	3,189,103
PENN Commercial Mortgage Trust, Series 2025-P11, Class A, 5.344%, 8/10/42(1)(4)	5,550	5,691,694
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class B, 5.491%, (1 mo. SOFR + 1.741%), 5/15/39(1)(3)	5,313	5,307,081
TX Trust, Series 2024-HOU, Class A, 5.342%, (1 mo. SOFR + 1.591%), 6/15/39(1)(3)	4,845	4,854,041
TYSN Mortgage Trust, Series 2023-CRNR, Class A, 6.58%, 12/10/33(1)(4)	4,465	4,704,044
Willowbrook Mall, Series 2025-WBRK, Class C, 6.075%, 3/5/35(1)(4)	5,400	5,472,096
Total Commercial Mortgage-Backed Securities (identified cost $232,468,078)		$226,042,835

Corporate Bonds — 39.9%

Security	Principal Amount* (000’s omitted)	Value
Basic Materials — 0.4%
Avient Corp., 7.125%, 8/1/30(1)	2,700	$ 2,790,002
Celanese U.S. Holdings LLC, 6.85%, 11/15/28	7,190	7,527,824
		$ 10,317,826
Communications — 1.7%
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.00%, 2/1/28(1)	2,733	$ 2,712,906
5.125%, 5/1/27(1)	13,645	13,634,157
McGraw-Hill Education, Inc., 5.75%, 8/1/28(1)	4,275	4,299,893
T-Mobile USA, Inc., 2.55%, 2/15/31	14,050	12,839,840
Uber Technologies, Inc., 4.50%, 8/15/29(1)	6,150	6,162,288
Videotron Ltd., 3.625%, 6/15/29(1)	8,400	8,182,780
		$47,831,864
Consumer, Cyclical — 3.0%
Air Canada, 3.875%, 8/15/26(1)	9,404	$9,364,541
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(1)	1,858	1,861,607
AS Mileage Plan IP Ltd.:
5.021%, 10/20/29(1)	5,415	5,461,874
5.308%, 10/20/31(1)	1,770	1,786,588
Delta Air Lines, Inc./SkyMiles IP Ltd., 4.75%, 10/20/28(1)	13,133	13,214,946
Ford Motor Credit Co. LLC, 7.35%, 11/4/27	8,444	8,819,498
General Motors Financial Co., Inc.:
2.35%, 1/8/31	3,482	3,132,771
2.40%, 4/10/28	4,155	4,003,494
4.30%, 4/6/29	3,268	3,262,135
Hyundai Capital America:
4.50%, 9/18/30(1)	9,168	9,172,327
4.90%, 6/23/28(1)	13,756	13,974,655
Lithia Motors, Inc.:
3.875%, 6/1/29(1)	2,300	2,225,542
4.625%, 12/15/27(1)	6,311	6,326,612
		$82,606,590
Consumer, Non-cyclical — 1.7%
Biogen, Inc., 2.25%, 5/1/30	9,476	$8,710,639
Centene Corp.:
2.45%, 7/15/28	5,982	5,605,877
4.625%, 12/15/29	9,350	9,075,519
HCA, Inc., 4.60%, 11/15/32	14,600	14,471,994
ICON Investments Six DAC, 5.809%, 5/8/27	6,150	6,278,929
JDE Peet's NV, 1.375%, 1/15/27(1)	4,342	4,207,949
		$48,350,907

Calvert
Short Duration Income Fund
December 31, 2025
Schedule of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value
Energy — 0.9%
Occidental Petroleum Corp.:
5.20%, 8/1/29	10,058	$ 10,314,636
7.95%, 4/15/29	4,083	4,387,224
Raizen Fuels Finance SA, 6.25%, 7/8/32(1)	4,429	3,725,896
TerraForm Power Operating LLC, 5.00%, 1/31/28(1)	6,000	5,997,703
		$ 24,425,459
Financial — 28.4%
ABN AMRO Bank NV, 4.988% to 12/3/27, 12/3/28(1)(5)	7,500	$ 7,637,106
AIB Group PLC, 6.608% to 9/13/28, 9/13/29(1)(5)	6,125	6,506,344
Aircastle Ltd./Aircastle Ireland DAC, 5.75%, 10/1/31(1)	5,028	5,242,991
American Assets Trust LP, 3.375%, 2/1/31	1,814	1,654,333
American International Group, Inc., 3.40%, 6/30/30	8,100	7,819,336
American National Global Funding:
5.25%, 6/3/30(1)	3,450	3,509,810
5.55%, 1/28/30(1)	1,720	1,767,496
American National Group, Inc.:
5.75%, 10/1/29	4,178	4,326,435
6.144%, 6/13/32(1)	2,464	2,570,993
Antares Holdings LP:
2.75%, 1/15/27(1)	3,343	3,268,788
3.75%, 7/15/27(1)	5,037	4,928,082
Athene Global Funding:
4.721%, 10/8/29(1)	3,800	3,806,416
4.95%, 1/7/27(1)	10,511	10,589,625
5.349%, 7/9/27(1)	12,000	12,205,537
5.38%, 1/7/30(1)(6)	4,350	4,454,408
Azorra Finance Ltd., 7.75%, 4/15/30(1)	5,200	5,510,877
Banco Santander SA:
5.294%, 8/18/27	1,600	1,630,289
5.588%, 8/8/28	9,000	9,337,234
Bank of America Corp.:
4.376% to 4/27/27, 4/27/28(5)	22,576	22,672,020
5.162% to 1/24/30, 1/24/31(5)	32,200	33,248,654
Bank of New York Mellon, 4.729% to 4/20/28, 4/20/29(5)	8,125	8,259,713
Bank of New York Mellon Corp., 4.942% to 2/11/30, 2/11/31(5)	4,320	4,443,641
Blue Owl Credit Income Corp.:
6.60%, 9/15/29	3,773	3,886,191
6.65%, 3/15/31	2,172	2,239,802
BNP Paribas SA, 5.335% to 6/12/28, 6/12/29(1)(5)	10,548	10,824,464
BPCE SA:
5.876% to 1/14/30, 1/14/31(1)(5)	4,103	4,290,011
6.714% to 10/19/28, 10/19/29(1)(5)	5,133	5,447,889
Brookfield Asset Management Ltd., 4.653%, 11/15/30	13,525	13,639,128
CaixaBank SA, 5.673% to 3/15/29, 3/15/30(1)(5)	12,950	13,455,635
Canadian Imperial Bank of Commerce, 4.58% to 9/8/30, 9/8/31(5)	14,856	14,975,986
Charles Schwab Corp., 5.875%, 8/24/26	5,227	5,285,593
Security	Principal Amount* (000’s omitted)	Value
Financial (continued)
CI Financial Corp., 7.50%, 5/30/29(1)	10,087	$ 10,734,630
Citadel Finance LLC, 5.90%, 2/10/30(1)	9,715	9,921,987
Citadel LP, 6.00%, 1/23/30(1)	1,850	1,933,536
Citizens Financial Group, Inc., 5.253% to 3/5/30, 3/5/31(5)	1,630	1,675,426
COPT Defense Properties LP:
2.00%, 1/15/29	2,695	2,518,339
2.75%, 4/15/31(6)	3,513	3,207,650
Credit Agricole SA, 5.222% to 5/27/30, 5/27/31(1)(5)	8,350	8,575,505
CTR Partnership LP/CareTrust Capital Corp., 3.875%, 6/30/28(1)	13,723	13,525,466
DNB Bank ASA, 4.384% to 11/4/30, 11/4/31(1)(5)	14,207	14,156,378
DOC DR LLC, 2.625%, 11/1/31	6,260	5,639,351
Enact Holdings, Inc., 6.25%, 5/28/29	7,950	8,331,913
EPR Properties:
3.60%, 11/15/31	1,435	1,332,366
3.75%, 8/15/29	1,597	1,549,607
4.75%, 11/15/30	9,626	9,554,580
4.95%, 4/15/28	6,442	6,494,738
Essent Group Ltd., 6.25%, 7/1/29	8,630	9,013,662
Extra Space Storage LP, 2.55%, 6/1/31	1,683	1,523,529
Fortitude Global Funding, 4.625%, 10/6/28(1)	8,267	8,278,864
Fortitude Group Holdings LLC, 6.25%, 4/1/30(1)	5,240	5,461,887
Global Atlantic Fin Co.:
3.125%, 6/15/31(1)	3,600	3,259,786
4.40%, 10/15/29(1)	11,445	11,276,876
Goldman Sachs Group, Inc.:
4.369% to 10/21/30, 10/21/31(5)	8,556	8,537,439
5.218% to 4/23/30, 4/23/31(5)	10,677	11,029,893
HA Sustainable Infrastructure Capital, Inc., 6.375%, 7/1/34	12,798	13,042,933
HAT Holdings I LLC/HAT Holdings II LLC, 3.75%, 9/15/30(1)	1,463	1,356,286
HSBC Holdings PLC, 7.39% to 11/3/27, 11/3/28(5)	9,564	10,113,570
ING Groep NV, 5.066% to 3/25/30, 3/25/31(5)	13,150	13,480,293
Intact Financial Corp., 5.459%, 9/22/32(1)	10,400	10,762,975
Intesa Sanpaolo SpA, 5.71%, 1/15/26(1)	17,915	17,923,942
Jefferies Financial Group, Inc.:
2.625%, 10/15/31	3,691	3,276,699
2.75%, 10/15/32	7,490	6,521,496
JPMorgan Chase & Co.:
4.255% to 10/22/30, 10/22/31(5)	9,255	9,228,910
6.087% to 10/23/28, 10/23/29(5)	34,667	36,524,527
KeyBank NA, 5.85%, 11/15/27	5,509	5,679,008
Liberty Mutual Group, Inc., 4.125% to 9/15/26, 12/15/51(1)(5)	5,655	5,577,255
LPL Holdings, Inc., 4.00%, 3/15/29(1)	6,515	6,409,405
Macquarie Bank Ltd.:
3.624%, 6/3/30(1)	3,984	3,813,744
5.391%, 12/7/26(1)	3,700	3,752,268
Marex Group PLC, 6.404%, 11/4/29	6,123	6,352,832
Midcap Financial Issuer Trust, 5.37%, 4/15/29(1)(7)	4,213	4,213,000

Calvert
Short Duration Income Fund
December 31, 2025
Schedule of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)		Value
Financial (continued)
NatWest Group PLC, 5.115% to 5/23/30, 5/23/31(5)		14,258	$ 14,648,073
NLG Global Funding, 4.35%, 9/15/30(1)		7,498	7,410,534
Nykredit Realkredit AS, 3.50%, 10/1/56(8)	DKK	138,896	21,012,958
Oaktree Strategic Credit Fund:
6.50%, 7/23/29(6)		2,255	2,324,030
8.40%, 11/14/28		2,990	3,223,257
PNC Financial Services Group, Inc., 4.899% to 5/13/30, 5/13/31(5)		14,559	14,904,870
Radian Group, Inc., 4.875%, 3/15/27		14,183	14,239,115
Raymond James Financial, Inc., 4.90%, 9/11/35		2,715	2,700,512
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.:
3.625%, 3/1/29(1)		3,000	2,899,840
3.875%, 3/1/31(1)		5,000	4,751,699
Royal Bank of Canada:
4.305% to 11/3/30, 11/3/31(5)		11,520	11,469,207
4.696% to 8/6/30, 8/6/31(5)		24,147	24,468,079
4.97% to 5/2/30, 5/2/31(5)(6)		4,943	5,056,850
Societe Generale SA:
5.249% to 5/22/28, 5/22/29(1)(5)		5,155	5,259,731
5.512% to 5/22/30, 5/22/31(1)(5)		9,352	9,646,448
Stellantis Financial Services U.S. Corp., 5.40%, 9/15/30(1)		15,252	15,496,333
Swedbank AB, 6.136%, 9/12/26(1)		11,147	11,312,278
Synovus Bank/Columbus, GA, 5.625%, 2/15/28		4,100	4,189,510
Synovus Financial Corp., 6.168% to 11/1/29, 11/1/30(5)		7,186	7,470,404
Texas Capital Bancshares, Inc., 4.00% to 5/6/26, 5/6/31(5)		3,909	3,862,911
Truist Financial Corp., 6.047% to 6/8/26, 6/8/27(5)		5,978	6,026,933
UBS Group AG, 4.253%, 3/23/28(1)		26,750	26,756,442
Wells Fargo & Co., 3.90% to 3/15/26(5)(9)		10,000	9,974,990
Willis North America, Inc., 4.55%, 3/15/31		7,130	7,141,688
			$791,244,070
Industrial — 0.8%
Hexcel Corp., 4.20%, 2/15/27		3,793	$3,786,861
Imola Merger Corp., 4.75%, 5/15/29(1)		7,075	6,989,108
Smyrna Ready Mix Concrete LLC, 6.00%, 11/1/28(1)		5,480	5,509,548
TD SYNNEX Corp., 4.30%, 1/17/29		6,473	6,462,619
			$22,748,136
Technology — 1.3%
Diebold Nixdorf, Inc., 7.75%, 3/31/30(1)		2,660	$2,837,331
Foundry JV Holdco LLC, 5.90%, 1/25/33(1)		12,781	13,384,705
Oracle Corp., 4.80%, 9/26/32		11,164	10,781,023
Qorvo, Inc., 3.375%, 4/1/31(1)		3,060	2,841,008
Seagate Data Storage Technology Pte. Ltd., 9.625%, 12/1/32(1)		5,622	6,385,643
			$36,229,710
Utilities — 1.7%
Algonquin Power & Utilities Corp., 5.365%, 6/15/26		11,753	$11,810,957
Security	Principal Amount* (000’s omitted)	Value
Utilities (continued)
Engie SA, 5.25%, 4/10/29(1)	7,712	$ 7,973,588
NextEra Energy Capital Holdings, Inc.:
4.685%, 9/1/27	12,954	13,114,907
4.90%, 2/28/28	8,100	8,253,178
Niagara Mohawk Power Corp., 4.278%, 12/15/28(1)	6,200	6,214,159
		$ 47,366,789
Total Corporate Bonds (identified cost $1,093,042,683)		$1,111,121,351

Exchange-Traded Funds — 0.2%

Security	Shares	Value
Fixed-Income Funds — 0.2%
Calvert Ultra-Short Investment Grade ETF(10)	95,000	$ 4,821,250
Total Exchange-Traded Funds (identified cost $4,826,100)		$ 4,821,250

High Social Impact Investments — 0.2%

Security	Principal Amount (000's omitted)	Value
Calvert Impact Capital, Inc., Community Investment Notes, 5.00%, 12/15/28(11)(12)	$3,500	$ 3,548,510
Calvert Impact Capital, Inc., Community Investment Notes, 5.00%, 9/20/29(11)(12)	1,500	1,521,735
Total High Social Impact Investments (identified cost $5,000,000)		$ 5,070,245

Senior Floating-Rate Loans — 1.1%(13)

Borrower/Description	Principal Amount (000's omitted)	Value
Health Care Equipment & Supplies — 0.1%
Medline Borrower LP, Term Loan, 5.466%, (1 mo. USD Term SOFR + 1.75%), 10/23/30	$3,930	$ 3,949,442
		$ 3,949,442
Insurance — 0.4%
AmWINS Group, Inc., Term Loan, 5.966%, (1 mo. USD Term SOFR + 2.25%), 1/30/32	$3,929	$ 3,945,058
HUB International Ltd., Term Loan, 6.12%, (3 mo. USD Term SOFR + 2.25%), 6/20/30	3,361	3,381,608
USI, Inc., Term Loan, 5.922%, (3 mo. USD Term SOFR + 2.25%), 11/21/29	3,930	3,943,574
		$ 11,270,240

Calvert
Short Duration Income Fund
December 31, 2025
Schedule of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
IT Services — 0.1%
Sedgwick Claims Management Services, Inc., Term Loan, 6.216%, (1 mo. USD Term SOFR + 2.50%), 7/31/31	$3,940	$ 3,957,019
		$ 3,957,019
Life Sciences Tools & Services — 0.1%
ICON Luxembourg SARL, Term Loan, 5.672%, (3 mo. USD Term SOFR + 2.00%), 7/3/28	$986	$ 995,996
PRA Health Sciences, Inc., Term Loan, 5.672%, (3 mo. USD Term SOFR + 2.00%), 7/3/28	246	248,153
		$ 1,244,149
Machinery — 0.1%
TK Elevator Midco GmbH, Term Loan, 6.947%, (6 mo. USD Term SOFR + 2.75%), 4/30/30	$3,931	$ 3,959,432
		$3,959,432
Professional Services — 0.1%
Trans Union LLC, Term Loan, 5.466%, (1 mo. USD Term SOFR + 1.75%), 6/24/31	$3,940	$3,952,119
		$3,952,119
Trading Companies & Distributors — 0.2%
Avolon TLB Borrower 1 (U.S.) LLC, Term Loan, 5.484%, (1 mo. USD Term SOFR + 1.75%), 6/24/30	$3,940	$3,968,007
		$3,968,007
Total Senior Floating-Rate Loans (identified cost $32,122,413)		$32,300,408

Sovereign Government Bonds — 0.3%

Security	Principal Amount (000’s omitted)		Value
Romania — 0.3%
Romania Government International Bonds, 5.125%, 9/24/31(8)	EUR	7,166	$ 8,627,951
			$ 8,627,951
Total Sovereign Government Bonds (identified cost $8,321,156)			$ 8,627,951

U.S. Government Agency Mortgage-Backed Securities — 10.6%

Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp., 5.50%, with various maturities to 2055	$90,302	$ 91,641,900
Federal National Mortgage Association, 5.50%, with various maturities to 2055	42,880	43,518,497
Uniform Mortgage-Backed Security:
5.00%, 30-Year, TBA(14)	55,000	54,871,094
5.50%, 30-Year, TBA(14)	102,845	104,295,274
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $293,469,859)		$ 294,326,765

U.S. Treasury Obligations — 8.1%

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Notes:
0.875%, 11/15/30	$10,065	$ 8,800,190
2.25%, 11/15/27	101,383	99,149,406
4.625%, 11/15/26	117,396	118,454,995
Total U.S. Treasury Obligations (identified cost $225,578,048)		$ 226,404,591

Short-Term Investments — 0.7%
Affiliated Fund — 0.5%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.69%(15)	12,873,725	$ 12,873,725
Total Affiliated Fund (identified cost $12,873,725)		$ 12,873,725
Securities Lending Collateral — 0.2%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 3.83%(16)	6,992,715	$ 6,992,715
Total Securities Lending Collateral (identified cost $6,992,715)		$ 6,992,715
Total Short-Term Investments (identified cost $19,866,440)		$ 19,866,440
Total Investments — 105.3% (identified cost $2,929,822,395)		$2,933,855,485

Calvert
Short Duration Income Fund
December 31, 2025
Schedule of Investments (Unaudited) — continued

TBA Sale Commitments — (7.5)%
U.S. Government Agency Mortgage-Backed Securities — (7.5)%
Security	Principal Amount (000's omitted)	Value
Uniform Mortgage-Backed Security:
5.50%, 30-Year, TBA(14)	$(102,845)	$ (104,295,274)
5.50%, 30-Year, TBA(14)	(102,845)	(104,198,857)
Total U.S. Government Agency Mortgage-Backed Securities (proceeds $208,040,169)		$ (208,494,131)
Total TBA Sale Commitments (proceeds $208,040,169)		$ (208,494,131)
Other Assets, Less Liabilities — 2.2%		$ 60,140,262
Net Assets — 100.0%		$2,785,501,616

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
*	In U.S. dollars unless otherwise indicated.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2025, the aggregate value of these securities is $1,508,967,080 or 54.2% of the Fund's net assets.
(2)	Step coupon security. Interest rate represents the rate in effect at December 31, 2025.
(3)	Variable rate security. The stated interest rate represents the rate in effect at December 31, 2025.
(4)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at December 31, 2025.
(5)	Security converts to variable rate after the indicated fixed-rate coupon period.
(6)	All or a portion of this security was on loan at December 31, 2025. The aggregate market value of securities on loan at December 31, 2025 was $14,336,716 and the total market value of the collateral received by the Fund was $14,877,188, comprised of cash of $6,992,715 and U.S. government and/or agencies securities of $7,884,473.
(7)	When-issued security.
(8)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At December 31, 2025, the aggregate value of these securities is $29,640,909 or 1.1% of the Fund's net assets.
(9)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(10)	Affiliated fund.
(11)	May be deemed to be an affiliated company.
(12)	Restricted security. Total market value of restricted securities amounts to $5,070,245, which represents 0.2% of the net assets of the Fund as of December 31, 2025.
(13)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(14)	TBA (To Be Announced) securities are purchased or sold on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount, which is not expected to differ significantly from the commitment amount, and maturity date are determined upon settlement.
(15)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of December 31, 2025.
(16)	Represents investment of cash collateral received in connection with securities lending.

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
DKK	43,849,621	USD	6,930,829	UBS AG	3/18/26	$ —	$(2,500)
USD	28,294,069	DKK	180,526,061	JPMorgan Chase Bank, N.A.	3/18/26	—	(229,412)
USD	18,398,169	EUR	15,727,283	UBS AG	3/18/26	—	(146,857)
USD	10,360,218	GBP	7,784,304	Barclays Bank PLC	3/18/26	—	(130,715)
						$ —	$(509,484)

Calvert
Short Duration Income Fund
December 31, 2025
Schedule of Investments (Unaudited) — continued

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 2-Year Treasury Note	2,253	Long	3/31/26	$470,401,757	$(263,708)
U.S. 5-Year Treasury Note	2,888	Long	3/31/26	315,671,939	(1,219,217)
U.S. 10-Year Treasury Note	(1,126)	Short	3/20/26	(126,604,625)	900,608
U.S. Long Treasury Bond	(8)	Short	3/20/26	(924,750)	11,304
U.S. Ultra 10-Year Treasury Note	(523)	Short	3/20/26	(60,153,172)	416,367
					$(154,646)
Restricted Securities
Description	Acquisition Dates	Cost
Calvert Impact Capital, Inc., Community Investment Notes, 5.00%, 12/15/28	12/15/23	$3,500,000
Calvert Impact Capital, Inc., Community Investment Notes, 5.00%, 9/20/29	9/20/24	1,500,000
		$5,000,000

Abbreviations:
OTC	– Over-the-counter
SOFR	– Secured Overnight Financing Rate
SONIA	– Sterling Overnight Index Average
STACR	– Structured Agency Credit Risk
TBA	– To Be Announced

Currency Abbreviations:
DKK	– Denmark Krone
EUR	– Euro
GBP	– British Pound Sterling
USD	– United States Dollar
At December 31, 2025, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
In the normal course of pursuing its investment objective, the Fund is subject to the following risks:
Foreign Exchange Risk: During the fiscal year to date ended December 31, 2025, the Fund entered into forward foreign currency exchange contracts to seek to hedge against fluctuations in currency exchange rates.
Interest Rate Risk: During the fiscal year to date ended December 31, 2025, the Fund used futures contracts to hedge interest rate risk and to manage duration.

Calvert
Short Duration Income Fund
December 31, 2025
Schedule of Investments (Unaudited) — continued

Affiliated Investments
At December 31, 2025, the value of the Fund’s investment in Calvert Impact Capital, Inc. and in funds that may be deemed to be affiliated was $22,765,220, which represents 0.9% of the Fund’s net assets. Transactions in such investments by the Fund for the fiscal year to date ended December 31, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount ($)/ Shares, end of period
Exchange-Traded Funds
Calvert Ultra-Short Investment Grade ETF	$ 4,817,925	$ —	$ —	$ —	$ 3,325	$ 4,821,250	$ 56,109	95,000
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes, 5.00%, 12/15/28(1)	3,542,910	—	—	—	5,600	3,548,510	43,750	$3,500,000
Calvert Impact Capital, Inc., Community Investment Notes, 5.00%, 9/20/29(1)	1,520,160	—	—	—	1,575	1,521,735	18,750	$1,500,000
Short-Term Investments
Liquidity Fund, Institutional Class(2)	39,294,570	367,520,047	(393,940,892)	—	—	12,873,725	526,187	12,873,725
Total				$ —	$10,500	$22,765,220	$644,796

(1)	Restricted security.
(2)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of December 31, 2025, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$ —	$679,126,395	$ —	$679,126,395
Collateralized Mortgage Obligations	—	326,147,254	—	326,147,254
Commercial Mortgage-Backed Securities	—	226,042,835	—	226,042,835
Corporate Bonds	—	1,111,121,351	—	1,111,121,351
Exchange-Traded Funds	4,821,250	—	—	4,821,250
High Social Impact Investments	—	5,070,245	—	5,070,245
Senior Floating-Rate Loans	—	32,300,408	—	32,300,408
Sovereign Government Bonds	—	8,627,951	—	8,627,951
U.S. Government Agency Mortgage-Backed Securities	—	294,326,765	—	294,326,765
U.S. Treasury Obligations	—	226,404,591	—	226,404,591
Short-Term Investments:
Affiliated Fund	12,873,725	—	—	12,873,725
Securities Lending Collateral	6,992,715	—	—	6,992,715
Total Investments	$24,687,690	$2,909,167,795	$ —	$2,933,855,485

Calvert
Short Duration Income Fund
December 31, 2025
Schedule of Investments (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3	Total
Futures Contracts	$1,328,279	$ —	$ —	$1,328,279
Total	$26,015,969	$2,909,167,795	$ —	$2,935,183,764
Liability Description
TBA Sale Commitments	$ —	$(208,494,131)	$ —	$(208,494,131)
Forward Foreign Currency Exchange Contracts	—	(509,484)	—	(509,484)
Futures Contracts	(1,482,925)	—	—	(1,482,925)
Total	$(1,482,925)	$(209,003,615)	$ —	$(210,486,540)
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.